Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancelable operating leases
Twelve months ending June 30,	Lease expense
2020	$1,056,045
2021	664,528
2022	128,814
Total	$1,849,387